Document and Entity Information	Aug. 09, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 09, 2022
Trading Symbol	JANX
Security12b Title	Common Stock, $0.001 par value per share
Security Exchange Name	NASDAQ
Entity Registrant Name	Janux Therapeutics, Inc.
Entity Central Index Key	0001817713
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-40475
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-2289112
Entity Address, Address Line One	10955 Vista Sorrento Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	751-4493
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address
Document Information [Line Items]
Entity Address, Address Line One	11099 N. Torrey Pines Road
Entity Address, Address Line Two	Suite 290
Entity Address, City or Town	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037